Horizon U.S. Defensive Small/Mid Cap Fund
PORTFOLIO OF INVESTMENTS
August 31, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.8%
	Accommodation and Food Services - 3.0%
475	Bloomin' Brands, Inc.	$13,328
641	Boyd Gaming Corp.	42,864
273	Casey's General Stores, Inc.	66,724
162	Dave & Buster's Entertainment, Inc. (a)	6,362
178	Manhattan Associates, Inc. (a)	36,066
97	Monarch Casino & Resort, Inc.	6,538
165	Texas Roadhouse, Inc.	17,176
202	Yelp, Inc. (a)	8,656
		197,714
	Administrative and Support and Waste Management and Remediation Services - 3.3%
145	ABM Industries, Inc.	6,586
103	AMN Healthcare Services, Inc. (a)	9,103
435	Clean Harbors, Inc. (a)	73,663
67	CorVel Corp. (a)	14,502
284	Cross Country Healthcare, Inc. (a)	7,316
406	EVERTEC, Inc.	16,065
98	Fair Isaac Corp. (a)	88,650
		215,885
	Agriculture, Forestry, Fishing and Hunting - 0.5%
280	The Andersons Inc.	14,381
322	Cal-Maine Foods, Inc.	15,388
		29,769
	Commercial Services - 0.6%
996	H&R Block, Inc.	39,820

	Construction - 8.7%
224	Century Communities, Inc.	16,632
248	Comfort Systems USA, Inc.	45,773
398	EMCOR Group, Inc.	89,251
309	Green Brick Partners, Inc. (a)	15,283
202	Installed Building Products, Inc.	29,235
751	KB Home	38,151
250	M/I Homes, Inc. (a)	24,545
639	MDC Holdings, Inc.	30,321
340	Meritage Homes Corp.	47,274
108	The St Joe Co.	6,668
1,012	Taylor Morrison Home Corp. (a)	47,969
1,023	Toll Brothers, Inc.	83,814
251	TopBuild Corp. (a)	72,810
886	Tri Pointe Homes, Inc. (a)	27,555
		575,281
	Diversified Financial Services - 0.5%
54	Affiliated Managers Group, Inc.	7,237
418	Alliance Data Systems Corp.	15,708
376	Navient Corp.	6,636
		29,581
	Educational Services - 0.7%
151	Adtalem Global Education, Inc. (a)	6,621
11	Graham Holdings Co.	6,450
147	Grand Canyon Education, Inc. (a)	17,236
491	Perdoceo Education Corp. (a)	8,136
245	Stride, Inc. (a)	10,410
		48,853
	Electrical Components & Equipment - 0.3%
113	Acuity Brands, Inc.	18,225

	Electronics - 0.3%
659	Vontier Corp.	20,699

	Engineering & Construction - 0.9%
1,030	nVent Electric PLC	58,236

	Finance and Insurance - 14.2%
474	Ambac Financial Group, Inc. (a)	6,105
303	Ameris Bancorp	12,347
194	BancFirst Corp.	18,542
577	Bank OZK	23,178
1,151	Cadence Bank	26,335
466	Cathay General Bancorp	16,604
22	Chemed Corp.	11,252
86	City Holding Co.	7,857
682	East West Bancorp, Inc.	37,742
265	Enova International, Inc. (a)	13,369
502	Essent Group Ltd.	25,210
214	Evercore, Inc.	29,971
731	First BanCorp/Puerto Rico	10,132
2,471	FNB Corp.	28,738
392	Frontdoor, Inc. (a)	12,865
1,156	Fulton Financial Corp.	15,409
1,756	Genworth Financial, Inc. (a)	10,167
329	Hancock Whitney Corp.	13,571
806	Interactive Brokers Group, Inc.	73,410
482	International Bancshares Corp.	21,584
139	Kinsale Capital Group, Inc.	55,410
2,263	MGIC Investment Corp.	39,784
294	Mr Cooper Group, Inc. (a)	16,658
682	NMI Holdings, Inc. (a)	19,519
291	OFG Bancorp	8,777
2,154	Old National Bancorp	32,870
1,600	Old Republic International Corp.	43,760
436	Pinnacle Financial Partners, Inc.	29,020
102	Preferred Bank	6,335
286	Primerica, Inc.	57,475
346	RE/MAX Holdings, Inc.	5,605
215	Renasant Corp.	5,988
278	RLI Corp.	36,563
217	S&T Bancorp, Inc.	6,148
357	Selective Insurance Group, Inc.	35,418
1,356	SiriusPoint Ltd. (a)	14,997
322	Washington Federal, Inc.	8,752
862	Webster Financial Corp.	36,557
136	Westamerica BanCorp	5,988
406	Wintrust Financial Corp.	31,510
45	World Acceptance Corp. (a)	6,066
346	WSFS Financial Corp.	13,598
		931,186
	Health Care and Social Assistance - 2.4%
87	Acadia Healthcare Co, Inc. (a)	6,708
79	Addus HomeCare Corp. (a)	6,928
172	Apollo Medical Holdings, Inc. (a)	6,512
545	Encompass Health Corp.	38,717
210	The Ensign Group Inc.	21,046
304	HealthStream, Inc.	6,393
585	Option Care Health, Inc. (a)	20,376
606	Tenet Healthcare Corp. (a)	47,001
60	US Physical Therapy, Inc.	6,050
		159,731
	Healthcare-Products - 0.1%
200	Patterson Cos., Inc.	6,008

	Information - 1.5%
75	Integer Holdings Corp. (a)	6,398
343	The New York Times Co.	15,185
137	Nexstar Media Group, Inc.	22,304
235	Progress Software Corp.	14,297
75	Qualys, Inc. (a)	11,674
309	Shenandoah Telecommunications Co.	7,027
58	SPS Commerce, Inc. (a)	10,795
386	Telephone and Data Systems, Inc.	8,295
		95,975
	Insurance - 1.6%
394	Federated Investors, Inc.	13,696
350	Hanmi Financial Corp.	6,062
1,774	Unum Group	87,263
		107,021
	Management of Companies and Enterprises - 0.3%
175	ATN International, Inc.	6,277
241	Fresh Del Monte Produce, Inc.	6,158
425	Home BancShares Inc/AR	9,426
		21,861
	Manufacturing - 35.2% (c)
102	Advanced Energy Industries, Inc.	12,043
42	Alamo Group, Inc.	7,209
128	American Woodmark Corp. (a)	9,942
179	Amphastar Pharmaceuticals, Inc. (a)	9,542
109	ANI Pharmaceuticals, Inc. (a)	7,018
161	Apogee Enterprises, Inc.	8,124
283	Avanos Medical, Inc. (a)	5,954
64	Axcelis Technologies, Inc. (a)	12,298
144	AZZ, Inc.	7,070
142	Badger Meter, Inc.	23,583
178	Belden, Inc.	16,714
582	BellRing Brands, Inc. (a)	24,153
318	Boise Cascade Co.	34,780
165	Brady Corp.	8,323
1,066	Builders FirstSource, Inc. (a)	154,613
446	Catalyst Pharmaceuticals, Inc. (a)	6,262
195	Clearwater Paper Corp. (a)	7,467
73	Coca-Cola Consolidated, Inc.	51,020
170	Cohu, Inc. (a)	6,356
276	Collegium Pharmaceutical, Inc. (a)	6,464
979	Commercial Metals Co.	55,108
470	Corcept Therapeutics, Inc. (a)	15,383
149	CTS Corp.	6,653
219	Curtiss-Wright Corp.	45,550
139	Deckers Outdoor Corp. (a)	73,543
328	Deluxe Corp.	6,632
83	Diodes, Inc. (a)	6,794
322	Dorian LPG Ltd.	8,308
270	Eagle Materials, Inc.	51,116
176	elf Beauty, Inc. (a)	24,413
67	Encore Wire Corp.	11,042
224	EnerSys	23,516
330	Esab Corp.	23,816
671	Extreme Networks, Inc. (a)	18,419
63	Fabrinet (a)	10,129
874	FutureFuel Corp.	6,188
366	Gentex Corp.	11,954
393	Greif, Inc.	28,528
269	Haemonetics Corp. (a)	24,137
149	Hawkins, Inc.	9,266
1,648	HF Sinclair Corp.	90,788
206	HNI Corp.	6,749
304	Hubbell, Inc.	99,119
203	Ingredion, Inc.	20,891
118	Innospec, Inc.	12,676
489	Innoviva, Inc. (a)	6,235
214	Insteel Industries, Inc.	7,436
153	InterDigital, Inc.	13,267
39	J & J Snack Foods Corp.	6,323
882	Jabil, Inc.	100,918
70	John B Sanfilippo & Son, Inc.	7,024
166	Lear Corp.	23,919
88	MACOM Technology Solutions Holdings, Inc. (a)	7,441
407	Mueller Industries, Inc.	31,404
351	Myers Industries, Inc.	6,602
84	National Presto Industries, Inc.	6,287
301	NCR Corp. (a)	9,259
300	Neogen Corp. (a)	6,936
120	Neurocrine Biosciences, Inc. (a)	13,067
84	NewMarket Corp.	39,450
377	Olin Corp.	21,874
58	Onto Innovation, Inc. (a)	8,061
1,046	OraSure Technologies, Inc. (a)	6,757
804	Owens Corning	115,704
159	Patrick Industries, Inc.	13,299
1,068	PBF Energy, Inc.	50,079
361	PGT Innovations, Inc. (a)	10,177
504	Photronics, Inc. (a)	11,975
68	Plexus Corp. (a)	6,905
232	Post Holdings, Inc. (a)	20,813
85	Powell Industries, Inc.	7,137
102	Prestige Consumer Healthcare, Inc. (a)	5,950
245	Quanex Building Products Corp.	6,610
137	Rambus, Inc. (a)	7,736
494	Reliance Steel & Aluminum Co.	140,770
290	Simpson Manufacturing Co, Inc.	46,330
179	Standard Motor Products, Inc.	6,628
44	Standex International Corp.	6,760
727	SunCoke Energy, Inc.	6,761
260	Super Micro Computer, Inc. (a)	71,521
211	Supernus Pharmaceuticals, Inc. (a)	6,718
243	Sylvamo Corp.	10,150
475	Terex Corp.	28,790
255	Thor Industries, Inc.	26,729
467	UFP Industries, Inc.	48,731
277	United Therapeutics Corp. (a)	62,148
42	Universal Display Corp.	6,828
101	USANA Health Sciences, Inc. (a)	6,493
1,104	Vanda Pharmaceuticals, Inc. (a)	5,730
298	Varex Imaging Corp. (a)	5,862
223	Veeco Instruments, Inc. (a)	6,509
1,066	Vishay Intertechnology, Inc.	29,251
134	Watts Water Technologies, Inc.	25,295
480	Westlake Corp.	62,870
100	Winnebago Industries, Inc.	6,485
111	Worthington Industries, Inc.	8,355
		2,314,012
	Materials - 0.1%
135	Olympic Steel, Inc.	7,225

	Media - 0.4%
1,472	TEGNA, Inc.	24,332

	Mining, Quarrying, and Oil and Gas Extraction - 3.2%
1,312	CNX Resources Corp. (a)	29,323
299	CONSOL Energy, Inc.	25,726
321	ONE Gas, Inc.	23,263
526	Par Pacific Holdings, Inc. (a)	18,068
1,593	Patterson-UTI Energy, Inc.	22,525
744	SM Energy Co.	31,479
7,160	Southwestern Energy Co. (a)	48,545
275	Warrior Met Coal, Inc.	10,879
		209,808
	Oil & Gas - 1.4%
745	Helmerich & Payne, Inc.	29,793
1,887	Range Resources Corp.	61,101
		90,894
	Other Services (except Public Administration) - 0.1%
369	Liquidity Services, Inc. (a)	6,734

	Pharmaceuticals - 0.1%
171	Perrigo Co. PLC	5,985

	Professional, Scientific, and Technical Services - 3.6%
440	A10 Networks, Inc.	6,552
151	CACI International, Inc. (a)	49,529
319	Computer Programs and Systems, Inc. (a)	5,190
87	Concentrix Corp.	6,945
467	Dynavax Technologies Corp. (a)	6,706
392	Ebix, Inc.	6,546
318	Exelixis, Inc. (a)	7,120
290	Insight Enterprises, Inc. (a)	46,426
138	Medpace Holdings, Inc. (a)	37,297
111	Perficient, Inc. (a)	7,081
415	Resources Connection, Inc.	6,437
419	Science Applications International Corp.	49,300
		235,129
	Real Estate and Rental and Leasing - 0.4%
491	The Aaron's Co Inc.	5,926
38	Jones Lang LaSalle, Inc. (a)	6,567
381	PROG Holdings, Inc. (a)	13,068
		25,561
	Real Estate Investment Trusts - 3.0%
298	American Assets Trust, Inc.	6,380
553	Armada Hoffler Properties, Inc.	6,299
885	Brixmor Property Group, Inc.	19,452
328	CareTrust REIT, Inc.	6,609
104	Centerspace	6,733
700	Chatham Lodging Trust	6,846
645	CoreCivic, Inc. (a)	6,940
259	Corporate Office Properties Trust	6,703
836	DiamondRock Hospitality Co.	6,738
67	EastGroup Properties, Inc.	12,035
224	EPR Properties	10,031
317	Essential Properties Realty Trust, Inc.	7,614
879	The GEO Group Inc. (a)	6,364
81	Innovative Industrial Properties, Inc.	7,069
226	Kilroy Realty Corp.	8,351
583	Kite Realty Group Trust	13,158
629	RPT Realty	7,133
771	Service Properties Trust	6,369
473	SITE Centers Corp.	6,315
185	Spirit Realty Capital, Inc.	7,143
1,114	Summit Hotel Properties, Inc.	6,472
710	Sunstone Hotel Investors, Inc.	6,376
627	Tanger Factory Outlet Centers, Inc.	14,578
629	Whitestone REIT	6,290
		197,998
	Retail - 0.9%
291	AutoNation, Inc. (a)	45,713
209	Signet Jewelers Ltd.	15,675
		61,388
	Retail Trade - 4.8%
116	Asbury Automotive Group, Inc. (a)	26,680
313	The Buckle Inc.	11,437
252	Caleres, Inc.	7,225
1,139	Chico's FAS, Inc. (a)	5,843
669	Designer Brands, Inc.	7,031
392	Dick's Sporting Goods, Inc.	45,605
195	Ethan Allen Interiors, Inc.	6,119
722	EZCORP, Inc. (a)	6,072
352	FirstCash Holdings, Inc.	31,441
93	Group 1 Automotive, Inc.	24,591
199	Haverty Furniture Cos, Inc.	6,229
179	Murphy USA, Inc.	56,858
132	Ollie's Bargain Outlet Holdings, Inc. (a)	10,175
225	PriceSmart, Inc.	17,883
152	Scholastic Corp.	6,604
811	Sprouts Farmers Market, Inc. (a)	33,081
392	Urban Outfitters, Inc. (a)	13,018
		315,892
	Savings & Loans - 1.2%
6,564	New York Community Bancorp, Inc.	80,606

	Transportation - 0.4%
286	Ryder System, Inc.	28,800

	Transportation and Warehousing - 1.3%
101	ArcBest Corp.	10,665
177	The Brink's Co.	13,418
437	Heartland Express, Inc.	6,594
187	Hub Group, Inc. (a)	14,593
291	Marten Transport Ltd.	6,111
168	Matson, Inc.	14,764
150	PNM Resources, Inc.	6,647
35	Saia, Inc. (a)	14,917
		87,709
	Utilities - 0.7%
117	ALLETE, Inc.	6,423
75	American States Water Co.	6,316
260	National Fuel Gas Co.	13,973
123	NorthWestern Corp.	6,199
193	OGE Energy Corp.	6,572
95	SJW Group	6,247
		45,730
	Wholesale Trade - 4.1%
329	Cars.com, Inc. (a)	6,149
202	Central Garden & Pet Co. (a)	8,241
1,338	ChampionX Corp.	48,288
199	ePlus, Inc. (a)	13,210
224	Gibraltar Industries, Inc. (a)	16,807
368	GMS, Inc. (a)	25,517
173	Koppers Holdings, Inc.	6,624
465	MSC Industrial Direct Co, Inc.	47,458
209	The ODP Corp. (a)	10,308
198	PC Connection, Inc.	10,518
664	TD SYNNEX Corp.	67,562
139	Universal Corp.	6,619
		267,301
	TOTAL COMMON STOCKS (Cost - $5,916,702)	6,560,949

	SHORT TERM INVESTMENTS - 0.5%
	Money Market Funds - 0.5%
36,603	First American Treasury Obligations Fund, Class X, 5.26% (b)	36,603
	TOTAL SHORT TERM INVESTMENTS (Cost - $36,603)	36,603

	TOTAL INVESTMENTS - 100.3% (Cost - $5,953,305)	6,597,552
	Liabilities in Excess of Other Assets - (0.3)%	(20,760)
	NET ASSETS - 100.0%	$6,576,792

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) Interest rate reflects seven-day yield on August 31, 2023.
(c) As of August 31, 2023, the Fund had a significant portion of its assets invested in the Manufacturing industry.